UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2011

1.807741.107

NCT-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 21.6%
	Principal Amount	Value
Atlantic Asset Securitization Corp. 0.28% 10/11/11 (Liquidity Facility Credit Agricole CIB)	$ 3,000,000	$ 2,999,845
BP Capital Markets PLC yankee:
0.45% 11/22/11	1,100,000	1,099,741
0.6% 1/4/12	2,000,000	1,998,933
Commonwealth Bank of Australia yankee 0.5% 3/23/12	2,006,000	2,001,417
Groupe BPCE yankee 0.52% 10/20/11	1,800,000	1,799,812
Skandinaviska Enskilda Banken AB yankee 0.49% 11/1/11	1,000,000	999,778
Swedbank AB yankee 0.43% 10/17/11	2,000,000	1,999,827
TOTAL COMMERCIAL PAPER (Cost $12,895,577)		12,899,353
Cash Equivalents - 78.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $46,753,000)	$ 46,753,117	$ 46,753,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $59,648,577)	59,652,353
NET OTHER ASSETS (LIABILITIES) - 0.0%	(11,164)
NET ASSETS - 100%	$ 59,641,189
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$46,753,000 due 10/03/11 at 0.03%
BNP Paribas Securities Corp.	$ 46,753,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $59,648,577. Net unrealized appreciation aggregated $3,776, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For commercial paper, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2011

1.807740.107

NCC-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (f) - 48.5%
	Yield (a)	Principal Amount	Value
ABN AMRO Funding USA LLC
10/5/11	0.25%	$ 29,000,000	$ 28,999,194
Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

10/18/11	0.27	15,800,000	15,797,986
10/27/11	0.27	37,000,000	36,992,785
ASB Finance Ltd.
3/30/12	0.38 (d)	5,000,000	4,999,749
ASB Finance Ltd. (London)
3/23/12	0.44 (d)	43,700,000	43,699,213
Bank of Nova Scotia
11/9/11 to 12/23/11	0.25 to 0.28	185,000,000	184,929,215
Barclays Bank PLC/Barclays US CCP Funding LLC
10/4/11 to 10/31/11	0.27	49,000,000	48,993,318
BNP Paribas Finance, Inc.
12/12/11	0.38	40,000,000	39,969,600
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	174,400,000	174,368,846
Commonwealth Bank of Australia
11/18/11 to 12/15/11	0.26 to 0.35 (d)	102,000,000	101,955,742
Credit Suisse New York Branch
10/25/11 to 12/28/11	0.24 to 0.37	140,000,000	139,930,044
Deutsche Bank Financial LLC
10/17/11	0.30	50,000,000	49,993,333
DnB NOR Bank ASA
11/8/11 to 12/5/11	0.30	149,000,000	148,931,583
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/12/11	0.26	4,000,000	3,999,682
10/14/11	0.23	14,000,000	13,998,837
10/18/11	0.25	3,000,000	2,999,646
10/24/11	0.25	35,000,000	34,994,410
10/4/11	0.25	25,000,000	24,999,479
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

10/4/11	0.30	31,000,000	30,999,225
10/5/11	0.30	31,000,000	30,998,967
National Australia Funding, Inc.
10/6/11 to 11/1/11	0.20 to 0.26	80,000,000	79,990,106
Nordea North America, Inc.
10/7/11 to 11/4/11	0.20 to 0.25	92,900,000	92,887,205
Northern Pines Funding LLC
12/1/11	0.37 (d)	6,000,000	6,000,000

	Yield (a)	Principal Amount	Value
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

10/17/11	0.30%	$ 26,000,000	$ 25,996,533
10/18/11	0.30	50,000,000	49,992,917
10/26/11	0.30	5,000,000	4,998,958
Rabobank USA Financial Corp.
10/11/11 to 1/12/12	0.19 to 0.32	155,000,000	154,952,378
Royal Bank of Canada
11/23/11	0.30	75,000,000	74,966,875
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
10/3/11	0.25	11,000,000	10,999,847
Skandinaviska Enskilda Banken AB
10/7/11	0.30	19,000,000	18,999,050
Svenska Handelsbanken, Inc.
11/3/11 to 12/28/11	0.30 to 0.33	43,000,000	42,981,422
Swedbank AB
10/24/11	0.38	15,000,000	14,996,358
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	5,000,000	4,998,100
Total Capital Canada Ltd.
12/15/11	0.42	7,000,000	6,993,875
UBS Finance, Inc.
11/23/11	0.35	40,000,000	39,979,389
Westpac Banking Corp.
4/10/12	0.39 (d)	25,000,000	25,000,000
4/5/12	0.39 (d)	25,000,000	25,000,000
Westpac Banking Corp.
10/6/11 to 10/7/11	0.25 to 0.31 (d)	27,350,000	27,349,502
TOTAL COMMERCIAL PAPER	1,869,633,369
U.S. Government and Government Agency Obligations - 3.8%

Other Government Related - 3.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

10/21/11	0.20 (c)	50,000,000	49,995,278
10/31/11	0.65 (c)	13,000,000	12,994,132
11/3/11	0.65 (c)	27,000,000	26,985,375
12/15/11	0.19 (c)	17,000,000	16,993,540
12/19/11	0.19 (c)	23,903,000	23,893,665
12/21/11	0.19 (c)	5,000,000	4,997,994
12/22/11	0.19 (c)	6,000,000	5,997,498
12/22/11	0.19 (c)	5,539,000	5,536,691
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS	147,394,173
Federal Agencies - 11.2%
	Yield (a)	Principal Amount	Value
Fannie Mae - 3.5%
10/20/11 to 12/21/11	0.13 to 0.15%	$ 136,283,000	$ 136,261,544
Federal Home Loan Bank - 3.2%
12/16/11 to 10/10/12	0.21 to 0.41	121,000,000	120,990,339
Freddie Mac - 4.5%
3/20/12 to 8/10/12	0.15 to 0.19 (d)	175,000,000	174,900,733
TOTAL FEDERAL AGENCIES	432,152,616
U.S. Treasury Obligations - 11.5%

U.S. Treasury Bills - 4.4%
11/3/11 to 3/8/12	0.07 to 0.12	168,000,000	167,963,249
U.S. Treasury Notes - 7.1%
10/31/11 to 10/15/12	0.07 to 0.30	275,000,000	275,893,493
TOTAL U.S. TREASURY OBLIGATIONS	443,856,742
Municipal Securities - 10.9%

Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
10/7/11	0.19 (d)	9,895,000	9,895,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/11	0.12 (d)	15,000,000	15,000,000
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, (Liquidity Facility Wells Fargo Bank NA), VRDN
10/7/11	0.12 (d)	35,200,000	35,200,000
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2010, LOC Bank of America NA, VRDN
10/7/11	0.19 (d)	1,000,000	1,000,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, (Liquidity Facility JPMorgan Chase Bank)
10/7/11	0.16 (d)(e)	3,000,000	3,000,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.14 (d)	45,125,000	45,125,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.14 (d)	47,600,000	47,600,000

	Yield (a)	Principal Amount	Value
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, LOC Bank of America NA, VRDN
10/7/11	0.19% (d)	$ 9,080,000	$ 9,080,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Univ. Health Systems of Eastern Carolina) Series 2008 A1, LOC Bank of America NA, VRDN
10/7/11	0.17 (d)	50,625,000	50,625,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Health Sciences Proj.) Series 2008 B, LOC Branch Banking & Trust Co., VRDN
10/7/11	0.13 (d)	13,110,000	13,110,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
10/7/11	0.21 (d)	10,500,000	10,500,000
North Carolina Med. Care Commission Health Care Facilities Rev. (Wake Forest Univ. Proj.) Series 2008 D, LOC Bank of America NA, VRDN
10/3/11	0.20 (d)	26,245,000	26,245,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.15 (d)	18,800,000	18,800,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.15 (d)	15,950,000	15,950,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Bank of America NA, VRDN
10/7/11	0.19 (d)	39,750,000	39,750,000
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2008 C, LOC U.S. Bank NA, Minnesota, VRDN
10/7/11	0.14 (d)	10,500,000	10,500,000
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/11	0.17 (d)(e)	1,200,000	1,200,000
Wake County Gen. Oblig. Series 2003 B, (Liquidity Facility Wells Fargo Bank NA), VRDN

10/7/11	0.12 (d)	2,600,000	2,600,000
10/7/11	0.12 (d)	11,000,000	11,000,000
10/7/11	0.12 (d)	15,000,000	15,000,000
Wake County Gen. Oblig. Series 2003 C, (Liquidity Facility Wells Fargo Bank NA), VRDN

10/7/11	0.12 (d)	21,000,000	21,000,000
10/7/11	0.12 (d)	6,400,000	6,400,000
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Branch Banking & Trust Co.), VRDN
10/7/11	0.13 (d)	11,200,000	11,200,000
TOTAL MUNICIPAL SECURITIES			419,780,000
Repurchase Agreements - 15.6%
	Maturity Amount	Value
In a joint trading account at 0.03% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 600,294,501	$ 600,293,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $3,913,109,900)		3,913,109,900
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(57,334,863)
NET ASSETS - 100%	$ 3,855,775,037
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $174,368,846 or 4.5% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $147,394,173, or 3.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$600,293,000 due 10/03/11 at 0.03%
BNP Paribas Securities Corp.	$ 600,293,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2011, the cost of investment securities for income tax purposes was $3,913,109,900.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President, Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust 's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President, Treasurer and Chief Financial Officer

Date:	November 29, 2011